LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.44%
Australia–0.88%
Oil Search	3,703,155	$ 11,532,199
WiseTech Global	101,906	2,248,548
		13,780,747
Brazil–0.09%
Hypera	257,047	1,465,930
		1,465,930
Canada–8.11%
Agnico Eagle Mines	349,715	20,217,072
Canadian National Railway	405,331	47,010,289
Element Fleet Management	1,584,592	17,337,583
Franco-Nevada	103,758	13,002,982
Ritchie Bros Auctioneers	511,678	29,958,835
		127,526,761
China–2.42%
†51job ADR	34,307	2,147,618
†Alibaba Group Holding	492,900	13,948,624
China Resources Gas Group	640,000	3,548,192
Kingsoft	213,000	1,413,772
Tencent Holdings	156,900	12,311,264
Yum China Holdings	78,309	4,615,632
		37,985,102
Denmark–1.38%
Novo Nordisk Class B	319,951	21,676,419
		21,676,419
France–21.33%
Air Liquide	186,394	30,448,786
Capgemini	71,933	12,240,031
Danone	416,368	28,564,073
Dassault Systemes	53,832	11,514,691
EssilorLuxottica	246,211	40,090,389
Kering	29,057	20,056,630
L'Oreal	93,178	35,709,384
LVMH Moet Hennessy Louis Vuitton	110,806	73,820,162
Pernod Ricard	171,714	32,229,110
Schneider Electric	332,396	50,771,553
		335,444,809
Germany–8.95%
Bayer	332,088	21,014,161
GEA Group	427,813	17,534,286
†QIAGEN	401,628	19,437,723
SAP	524,984	64,286,042
Symrise	152,809	18,529,188
		140,801,400
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.70%
AIA Group	6,087,600	$ 73,842,719
		73,842,719
India–2.45%
†HDFC Bank ADR	201,222	15,632,937
Infosys ADR	316,574	5,926,265
ITC	1,329,013	3,971,747
Mahindra & Mahindra	218,503	2,376,633
Reliance Industries	250,837	6,872,190
UPL	427,047	3,748,955
		38,528,727
Ireland–1.69%
†Flutter Entertainment	124,493	26,610,603
		26,610,603
Israel–0.54%
†Nice Sponsored ADR	38,873	8,473,148
		8,473,148
Italy–1.21%
Prysmian	584,208	18,984,141
		18,984,141
Japan–8.44%
AEON Financial Service	870,300	11,672,120
Hitachi	1,185,100	53,558,279
Kao	223,800	14,781,209
Koito Manufacturing	209,500	14,039,196
Kose	67,800	9,589,054
Sugi Holdings	109,800	8,696,735
Terumo	463,000	16,721,942
Z Holdings	725,500	3,607,679
		132,666,214
Mexico–0.43%
†Grupo Financiero Banorte Class O	822,600	4,638,306
Wal-Mart de Mexico	650,067	2,052,977
		6,691,283
Netherlands–2.64%
Akzo Nobel	194,648	21,748,967
†Just Eat Takeaway.com	83,487	7,697,307
†Prosus	108,938	12,110,851
		41,557,125
Peru–0.16%
Credicorp	18,523	2,529,686
		2,529,686
Republic of Korea–0.77%
†Hugel	5,763	908,942
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NAVER	33,770	$ 11,249,207
		12,158,149
Singapore–1.71%
DBS Group Holdings	1,255,600	26,872,379
		26,872,379
Spain–0.88%
†Amadeus IT Group	195,713	13,857,973
		13,857,973
Sweden–1.06%
Assa Abloy Class B	579,861	16,665,248
		16,665,248
Switzerland–13.67%
†Alcon	73,470	5,144,416
Nestle	709,515	79,077,723
Novartis	551,497	47,129,464
Roche Holding	210,031	67,877,024
Sika	54,726	15,633,518
		214,862,145
Taiwan–2.51%
Delta Electronics	818,000	8,256,545
Taiwan Semiconductor Manufacturing ADR	264,147	31,243,307
		39,499,852
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–11.48%
†Burberry Group	425,996	$ 11,149,468
Diageo	1,070,562	44,121,310
Experian	568,178	19,558,744
Linde	162,291	45,467,127
†Ocado Group	103,529	2,904,454
Reckitt Benckiser Group	450,629	40,367,965
†Rolls-Royce Holdings	11,713,840	17,004,571
		180,573,639
United States–0.94%
†Ingersoll Rand	299,560	14,741,348
		14,741,348
Total Common Stock (Cost $1,003,229,544)		1,547,795,547

MONEY MARKET FUND–1.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	19,219,837	19,219,837
Total Money Market Fund (Cost $19,219,837)		19,219,837

TOTAL INVESTMENTS–99.66% (Cost $1,022,449,381)	1,567,015,384
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	5,319,145
NET ASSETS APPLICABLE TO 72,176,151 SHARES OUTSTANDING–100.00%	$1,572,334,529

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$13,780,747	$—	$—	$13,780,747
Brazil	1,465,930	—	—	1,465,930
Canada	127,526,761	—	—	127,526,761
China	37,985,102	—	—	37,985,102
Denmark	21,676,419	—	—	21,676,419
France	335,444,809	—	—	335,444,809
Germany	140,801,400	—	—	140,801,400
Hong Kong	73,842,719	—	—	73,842,719
India	38,528,727	—	—	38,528,727
Ireland	26,610,603	—	—	26,610,603
Israel	8,473,148	—	—	8,473,148
Italy	18,984,141	—	—	18,984,141
Japan	132,666,214	—	—	132,666,214
Mexico	6,691,283	—	—	6,691,283
Netherlands	41,557,125	—	—	41,557,125
Peru	2,529,686	—	—	2,529,686
Republic of Korea	12,158,149	—	—	12,158,149
Singapore	26,872,379	—	—	26,872,379
Spain	13,857,973	—	—	13,857,973
Sweden	16,665,248	—	—	16,665,248
Switzerland	214,862,145	—	—	214,862,145
Taiwan	39,499,852	—	—	39,499,852
United Kingdom	180,573,639	—	—	180,573,639
United States	14,741,348	—	—	14,741,348
Money Market Fund	19,219,837	—	—	19,219,837
Total Investments	$1,567,015,384	$—	$—	$1,567,015,384
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Growth Fund–4